Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement

13. Fair Value Measurement

The fair values of the Company’s financial assets and financial liabilities listed below reflect the amounts that would be received to sell the assets or paid to transfer the liabilities in an orderly transaction between market participants at the measurement date (exit price).

The Company’s non-derivative financial instruments primarily include cash and cash equivalents, trade and other receivables, certain other current assets, trade and other payables, certain other current liabilities, short-term debt and non-current debt, all of whose carrying values approximates fair value (with the exception of debt with fixed interest rates). Fair value disclosures are classified based on the fair value hierarchy. See “Note 1. Description of Business and Summary of Significant Accounting Policies,” for information about the Company’s fair value hierarchy.

The carrying values, net of deferred debt issuance costs, and estimated fair values of debt with fixed interest rates (classified as Level 2 in the fair value hierarchy) were as follows:

	2024		2023
	Book Value	Fair Value	Book Value	Fair Value
Debt with fixed interest rates	$11,370	$11,289	$3,615	$3,379

The fair value of the Company’s debt with fixed interest rates is based on quoted market prices. With the exception of financial instruments included in the table above, the carrying amounts of all other debt instruments approximate their fair values. The variable nature and repricing dates of the receivables securitization facilities and the revolving credit facility result in carrying values approximating their fair values. Both the revolving credit facility and the receivables securitization facilities are classified as Level 2 in the fair value hierarchy.

Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The Company measures and records certain assets and liabilities, including derivative instruments at fair value. The following table summarizes the fair value of these instruments, which are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	Level 1		Level 2
	December 31,		December 31,
	2024	2023	2024	2023
Assets
Other Investments:
Listed	$2	$2	$—	$—
Unlisted	—	—	10	9
Derivatives in cash flow hedging relationships	—	—	3	5
Derivatives not designated as hedging instruments	—	—	11	14
Assets measured at fair value	$2	$2	$24	$28

Liabilities
Derivatives in cash flow hedging relationships	$—	$—	$1	$8
Derivatives not designated as hedging instruments	—	—	13	12
Liabilities measured at fair value	$—	$—	$14	$20

There were no assets or liabilities, which are measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy for the periods presented.

13. Fair Value Measurement (Continued)

Following the Combination, we have financial instruments recognized at fair value including supplemental retirement savings plans (“Supplemental Plans”) that are nonqualified deferred compensation plans where participants’ accounts are credited with investment gains and losses in accordance with their investment election or elections. The investment alternatives under the Supplemental Plans are generally similar to investment alternatives available under 401(k) plans. Assets and liabilities held in respect of these Supplemental Plans were carried at $185 million and $168 million, respectively, as of December 31, 2024. The amount of expense we recorded for the current fiscal year was not significant.

The fair value of listed financial assets is determined by reference to their bid price at the reporting date. Unlisted financial assets are valued using recognized valuation techniques for the underlying security including discounted cash flows and similar unlisted equity valuation models.

The fair value of foreign currency forwards, cross currency swaps and energy hedging contracts is based on their listed market price, if available. If a listed market price is not available, then fair value is estimated by discounting the difference between the contractual forward price and the current forward price for the residual maturity of the contract using a risk-free interest rate (based on government bonds).

The fair value of natural gas commodity derivatives is estimated based on observable inputs such as commodity future prices.

For derivative financial instruments that are not designated as accounting hedges, the entire change in fair value of the financial instrument is reported immediately in current period earnings.

Assets and Liabilities Measured and Recorded at Fair Value on a Non-recurring Basis

In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company records certain assets and liabilities at fair value on a non-recurring basis. This includes assets acquired and liabilities assumed as a result of business combinations or non-monetary exchanges, situations where events or changes in circumstances indicate the carrying value may not be recoverable, or when they are deemed to be other than temporarily impaired. These assets include property, plant, and equipment, goodwill and other intangible assets, assets and disposal groups held for sale and other non-current assets. The fair values of these assets are determined, when applicable, based on valuation techniques using the best information available, and may include quoted market prices, observable price for similar assets, market comparables, and discounted cash flow projections. These non-recurring fair value measurements are considered to be Level 3 in the fair value hierarchy.

As further detailed in “Note 9. Goodwill”, in 2022, impairment charges were recorded for our Peru business, leading to the write-down of goodwill to fair value. There was no goodwill related to this business recognized in the years ended December 31, 2023 or December 31, 2024.

In addition, impairment losses on non-current assets were recorded in 2022 in respect of the Russian operations, resulting in a write-down to fair value less costs to sell. In March 2023, we successfully concluded the sale of our Russian business, leading to the derecognition of the assets and liabilities classified as held for sale as of December 31, 2022. The classification of the business as held for sale met the required criteria as of December 31, 2022, which resulted in the remeasurement of the disposal group at its fair value less costs to sell as of that date.

Refer to “Note 20. Disposal of Russian Operations” for more detailed information regarding the disposal of the Russian business and the derecognition of assets and liabilities.

For more details on the measurement of assets acquired and liabilities assumed as part of business combinations during the year ended December 31, 2024, refer to “Note 2. Acquisitions”. The fair values of assets and liabilities assumed as a result of business combinations completed during the year ended December 31, 2023, have been evaluated and determined to be immaterial for separate disclosure purposes.

13. Fair Value Measurement (Continued)

Accounts Receivable Monetization Agreements

Available to the Company is a $700 million accounts receivable monetization facility to sell to a third-party financial institution all of the short-term trade receivables generated from certain customer trade accounts. On September 13, 2024, we amended this agreement to extend the maturity date by one year to September 15, 2025. This facility (the “Monetization Agreement”) has Coöperatieve Rabobank U.A., New York Branch, as purchaser, (“Rabobank”). The terms of the Monetization Agreement limit the balance of receivables sold to the amount available to fund such receivables sold, thereby eliminating the receivable for proceeds from the financial institution at any transfer date. Transfers under the Monetization Agreement meet the requirements to be accounted for as sales in accordance with guidance in ASC 860, “Transfers and Servicing”. We pay a monthly yield on investment to Rabobank at a rate equal to adjusted Term SOFR plus a margin on the outstanding amount of Rabobank’s investment. The Company has a similar $110 million bilateral facility with Sumitomo Mitsui Banking Corporation, New York Branch as purchaser, with a maturity of December 4, 2025.

The customers from these facilities are not included in the receivables securitization facilities, as discussed in more detail in “Note 14. Debt” and “Note 22. Variable Interest Entities”.

The following table presents a summary of these accounts receivable monetization agreements for the year ended December 31, 2024:

Receivable from financial institutions recognized as part of Combination	$—
Receivables sold to the financial institutions and derecognized	(1,381)
Receivables collected by financial institutions	1,319
Cash proceeds from financial institutions	62
Receivable from financial institutions at December 31, 2024	$—

Receivables sold under these accounts receivable monetization agreements as of the balance sheet date were approximately $725 million.

Cash proceeds or payments related to the receivables sold are included in “Net cash provided by operating activities” in the Consolidated Statements of Cash Flows in the “Accounts receivable” line item. The expense related to the sale of receivables was $23 million for the post-Combination period. The expense recorded may vary depending on current rates and levels of receivables sold and is recorded in “Other (expense) income, net” in the Consolidated Statements of Operations. Although the sales are made without recourse, we maintain continuing involvement with the receivables sold as we provide collections services related to the transferred assets. The associated servicing liability is not material given the high credit quality of the customers underlying the receivables and the anticipated short collection period.